TEMPLETON INTERNATIONAL INSIGHTS ETF

FRANKLIN TEMPLETON ETF TRUST

SUMMARY PROSPECTUS	August 1, 2026

Ticker: TINS	Exchange: NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to ETFs-Product@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2026, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

TEMPLETON INTERNATIONAL INSIGHTS ETF
SUMMARY PROSPECTUS

TINS	Templeton International Insights ETF

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.55%

1. Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Templeton International Insights ETF	$56	$176

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from October 21, 2025 (commencement of operations) to March 31, 2026, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities. The Fund predominantly invests in companies located outside the U.S., including companies located in developing market countries.

The Fund may invest in equity securities of any size company, across the entire market capitalization spectrum, including smaller and midsize companies. The equity securities in which the Fund primarily invests are common stock and depositary receipts. The Fund maintains the flexibility to invest in securities of companies from a variety of countries and sectors, but from time to time, based on economic conditions, the Fund may have significant investments in one or more countries or in particular sectors.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up”, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager takes a global and integrated approach, searching for opportunities across developed and emerging markets, and across the capitalization spectrum. As part of its research in selecting securities for the Fund, the investment manager considers a company’s valuation, quality and growth prospects, and seeks to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth. In constructing the Fund’s portfolio, the investment manager seeks to build a portfolio that is primarily driven by stock specifics and is resilient across market cycles.

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The investment manager may consider selling a security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Regional: To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated.

European securities: Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, together with the risk of such instability impacting other more stable countries may increase the economic risk of investing in companies in Europe. One or more EU member states might exit the EU, placing the European currency and banking system in jeopardy. Efforts of the EU to further unify the economic and monetary policies of its members may increase the potential interdependence of the economies of the EU members and thereby increase the

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risk that adverse developments in one country will adversely affect the securities of issuers located in other countries.

Current uncertainty concerning the ultimate economic consequences and geopolitical effects of Russia’s military invasion of Ukraine in February 2022 and concerns regarding potential escalation in the region have resulted in increased market volatility.

Developing Market Countries: The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Depositary Receipts: Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the underlying security in a trust account may not be located in the United States. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the relevant jurisdiction does not have developed financial markets, the Fund may face greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, such as forwarding dividends and interest or administering corporate actions that the Fund would not have incurred as a direct investor in the underlying securities. As a result, the Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of

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management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service

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providers are subject to the risk of cyber incidents occurring from time to time. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund: When the Fund's size is small, the Fund may experience low trading volume and wide bid-ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a

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specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel or investment manager)

Portfolio Managers

Peter A. Nori, CFA

Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel and portfolio manager of the Fund since inception (October 2025).

Heather Abdinoor, CFA

Senior Vice President/Portfolio Manager-Research Analyst of Investment Counsel and portfolio manager of the Fund since inception (October 2025).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC (Distributors). The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a

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seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available on the Fund’s website at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway	San Mateo, CA 94403-1906 franklintempleton.com	Templeton International Insights ETF

TINS PSUM 08/26
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